MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION	6 Months Ended
Jun. 30, 2016
Segment Reporting [Abstract]
MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION
NOTE 11:-	MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION

a.	In accordance with Statement of ASC 280, "Segment Reporting", the Company is organized and operates as one business segment, which develops, manufactures and sells ATE products, avionics equipment and aviation data acquisition and debriefing systems (see also Note 1a).

b.	Revenues by geographic areas:

Revenues are attributed to geographic area based on the location of the end customers as follows:

	Six months ended
	June 30,
	2016	2015
	Unaudited

Israel	$2,904	$2,743
Asia	1,064	1,940
North America	630	2,271
Latin America	860	770
Europe	123	-

Total	$5,581	$7,724

c.	Major customers:

Revenues from single customers that exceed 10% of the total revenues in the reported years as a percentage of total revenues are as follows:

	Six months ended
	June 30,
	2016	2015
	Unaudited

Customer A	19	21
Customer B	15	6
Customer C	8	13
Customer D	4	13
Customer E	(*	11

*)	Less than 1%